Cover	May 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2026
Entity File Number	333-290457
Entity Registrant Name	PSB Financial, Inc.
Entity Central Index Key	0002087419
Entity Tax Identification Number	39-4296886
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	202 North Main Street
Entity Address, Address Line Two	P.O. Box 191
Entity Address, City or Town	Deer Lodge
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59722
City Area Code	(406)
Local Phone Number	846-2202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false